FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND

To the Shareholders of Flaherty & Crumrine Preferred Income Opportunity Fund:

     The new fiscal year began much like the previous year ended. For the three month period ended February 28, 2010, total return (principal change and income) on net asset value of the Fund was +11.0%. Over the same period, total return on market price of Fund shares was +21.5%.

     The strong performance came as credit markets continued to recover from the depths of the financial crisis last year. Economists and investors have expressed confidence that our financial system is back on track, and, although problems persist, seeds of recovery are in place. We share this view and encourage you to visit www.preferredincome.com to read our Quarterly Economic Update.

     Over the past several quarters, the focus of these letters has been the financial crisis and its impact on the Fund's investment portfolio. We experienced gut-wrenching market weakness starting in the second half of 2008 and continuing into early 2009, only to watch prices rebound dramatically in the months since. Never before have we seen such extreme volatility over a relatively short time frame. We expect smoother waters ahead, but, as always, the future will be filled with challenges and opportunities.

     We will take advantage of this relative calm to review the market for preferred securities a bit more broadly than our typical quarterly letter. After turbulence, the time seems right to take a step back and regain some perspective on the market. Readers can compare these broad market comments to the Fund's investments summarized on the following pages.

     As of February 28, 2010, the market for preferred securities has grown to $378 billion(1) from $231 billion in 2005. The issues that comprise the market are far from homogeneous. An issuer is now able to tailor a preferred security to its specific financing needs by choosing from a wide range of features. Because of the variety of terms preferreds have, it has become easier to define a preferred by what it is not--a preferred security is not senior debt and it is not common stock.

     Fifteen percent of the market is "traditional" preferred, i.e. the distributions to investors are DIVIDENDS, and paid from after-tax income of the issuer. These distributions may have after-tax benefits to investors. 85% is "taxable" preferred that pay INTEREST (2); these payments are treated as interest expense for issuers and ordinary income for investors.

     Many features of preferred securities are especially beneficial to companies in highly-regulated industries. Preferred issues from utilities, banks and insurance companies comprise over 80% of the preferred market. Of course, as the experience of the past couple of years serves to remind us, regulators can contribute to problems at the companies they regulate. Nonetheless, regulators recognize the critical role of the preferred market, and have helped facilitate growth in the asset class.

     Despite a rash of downgrades during the financial crisis, the market is still comprised of mostly investment-grade issues. 64% of preferred issues are rated Baa or higher. A substantially larger portion of the preferred universe is comprised of issuers with SENIOR DEBT rated investment grade. For this reason, preferred securities are widely considered to be the highest yielding asset class of investment grade companies.

----------
(1) Market statistics used in this report, along with a wide range of additional information can be viewed by visiting the Flaherty & Crumrine website, www.preferredstockguide.com.

(2) We include preferred securities issued in the United States by foreign domiciled entities in the "taxable" category; many of these issues make distributions considered to be dividends for some types of investors.

     A word about credit analysis is in order. We have always based investment decisions on our internal credit research, and try to own credits that we believe are investment grade quality. Of course, credit analysis is more art than science, and no one does it perfectly, but we think our team does an outstanding job.

     Our focus is first and foremost on preferred securities. The objective of our credit analysis is to develop an in-depth opinion about the quality of each security in the Fund. This approach differs from the rating agencies, where the focus is primarily on the quality of an issuer's most senior debt. Once the senior debt rating is determined, a mechanical "notching" methodology is applied to rate subordinated classes of securities, such as the issuer's preferreds (rating agency methodology brings to mind the Bismarck quote, "laws are like sausages, it is better not to see them being made").

     Much has been made recently about potential conflicts at the public rating agencies. Whether the conflicts are real or perceived, the business model of the agencies is likely to change. Regardless of how one views the public rating agencies, we don't face those conflicts and care only about choosing the right investments for the Fund. We pay close attention to the public ratings, but our investment decisions are only made after we do our own homework.

     One additional question that should be on the minds of shareholders: can the Fund continue to produce double-digit quarterly returns? The answer shouldn't be surprising--it's not likely. By a variety of measures, in our view, the preferred market remains attractive relative to other asset classes. But the disparity is not as glaring as it was last spring and, in fact, is now approaching a range we consider normal.

     Of course, preferred security prices never experienced anything like the volatility they experienced during the recent financial crisis. Historically, investors have (quite properly) owned these securities for the income they produce; only recently have they attracted the attention of those more inclined toward casinos. Now that the economy is beginning to stabilize, the wrath of recent markets seems to have instilled a new sense of discipline and propriety on companies that lost their way. Nonetheless, we will continue to keep a close eye on how those companies adapt to this new environment.

     More information is always available on the Fund's website at www.preferredincome.com.

Sincerely,


/s/ Donald F. Crumrine                  /s/ Robert M. Ettinger
Donald F. Crumrine                      Robert M. Ettinger
Chairman of the Board                   President

April 21, 2010

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                   FEBRUARY 28, 2010 (UNAUDITED)

FUND STATISTICS
---------------
Net Asset Value                   $      8.68
Market Price                      $      8.86
Premium                                  2.07%
Yield on Market Price                    7.79%
Common Stock Shares Outstanding    11,906,765


                                  (PIE CHART)



                          % OF NET
MOODY'S RATINGS            ASSETS+
---------------           --------
AA                           0.3%
A                            9.5%
BBB                         64.3%
BB                          21.1%
Below "BB"                   0.6%
Not Rated                    1.1%
                            ----
Below Investment Grade*     16.2%

*    BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

INDUSTRY CATEGORIES   % OF NET ASSETS+

Banking               39%
Utilities             26%
Insurance             22%
Energy                 7%
Financial Services     1%
Other                  5%

                            % OF NET
TOP 10 HOLDINGS BY ISSUER    ASSETS+
-------------------------   --------
Banco Santander               5.3%
Liberty Mutual Group          4.8%
Capital One Financial         4.6%
Dominion Resources            3.8%
Wells Fargo                   3.7%
Comerica                      3.3%
Goldman Sachs                 3.0%
PNC Financial Services        2.7%
Enbridge Energy Partners      2.7%
Metlife                       2.7%

                                                   % OF NET
                                                  ASSETS**+
                                                  ---------
Holdings Generating Qualified
   Dividend Income (QDI) for Individuals             37%
Holdings Generating Income Eligible for the
   Corporate Dividends Received Deduction (DRD)      25%

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

+    NET ASSETS INCLUDES ASSETS ATTRIBUTABLE TO THE USE OF LEVERAGE.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                             VALUE
------------                                                                                         ------------
PREFERRED SECURITIES -- 93.6%
               BANKING -- 38.6%
$  2,750,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B .................................   $  2,861,625
     295,123   Banco Santander, 10.50% Pfd., Series 10 ...........................................      8,128,425**(1)(2)
               Barclays Bank PLC:
$  3,000,000      6.278% .........................................................................      2,295,000**(1)(2)
      35,000      6.625% Pfd., Series 2 ..........................................................        755,650**(1)(2)
      20,000      8.125% Pfd., Series 5 ..........................................................        502,000**(1)(2)
     100,000   BB&T Capital Trust VI, 9.60% Pfd. .................................................      2,850,000(1)
$  5,300,000   Capital One Capital III, 7.686% 08/15/36 ..........................................      4,987,300(1)
$  2,000,000   Capital One Capital VI, 8.875% 05/15/40 ...........................................      2,136,832
$  4,500,000   Colonial BancGroup, 7.114%, 144A**** ..............................................         13,500++
$  6,170,000   Comerica Capital Trust II, 6.576% 02/20/37 ........................................      5,167,375(1)
       4,500   FBOP Corporation, Adj. Rate Pfd., 144A**** ........................................         30,870*++
$    500,000   Fifth Third Capital Trust IV, 6.50% 04/15/37 ......................................        402,500
      14,600   Fifth Third Capital Trust VII, 8.875% Pfd. ........................................        370,147
         890   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A**** ...............        827,700
      22,500   First Republic Preferred Capital Corporation II, 8.75% Pfd., Series B, 144A**** ...        561,094
       3,250   First Tennessee Bank, Adj. Rate Pfd., 144A**** ....................................      1,851,484*(1)
$    400,000   First Tennessee Capital I, 8.07% 01/06/27, Series A ...............................        355,250
$    500,000   First Tennessee Capital II, 6.30% 04/15/34, Series B ..............................        352,891
$  2,000,000   First Union Institutional Capital I, 8.04% 12/01/26 ...............................      2,024,440(1)
               Goldman Sachs:
$  3,139,000      Capital II, 5.793% .............................................................      2,519,047(1)
       3,500      STRIPES Custodial Receipts, Pvt. ...............................................      2,135,000*
               HSBC USA, Inc.:
      15,500      Adj. Rate Pfd., Series D .......................................................        361,189*
     103,500      6.50% Pfd., Series H ...........................................................      2,516,344*(1)
       4,400      $2.8575 Pfd. ...................................................................        194,260*(1)
$  1,350,000   JPMorgan Chase Capital XXVII, 7.00% 11/01/39, Series AA ...........................      1,376,244(1)
      15,000   JPMorgan Chase Capital XXVIII, 7.20% Pfd. 12/22/39 ................................        395,157
      16,700   Keycorp Capital VIII, 7.00% Pfd. 06/15/66 .........................................        372,619(1)
      25,200   Keycorp Capital X, 8.00% Pfd. .....................................................        629,748(1)
$    450,000   Lloyds Banking Group PLC, 6.657%, 144A**** ........................................        240,750**(2)+
      25,000   Morgan Stanley Capital Trust VIII, 6.45% Pfd. 04/15/67 ............................         546,750
      28,000   PFGI Capital Corporation, 7.75% Pfd. ..............................................        640,500(1)
      99,000   PNC Financial Services, 9.875% Pfd., Series F .....................................      2,901,938*(1)
$    585,000   PNC Preferred Funding Trust III, 8.70%, 144A**** ..................................        613,253(1)
       2,600   Sovereign REIT, 12.00% Pfd., Series A, 144A**** ...................................      2,970,500

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                             VALUE
------------                                                                                         ------------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
$  2,600,000   Wachovia Capital Trust III, 5.80% .................................................   $  2,119,000(1)
$    900,000   Washington Mutual, 9.75%, 144A**** ................................................         29,250++
$  1,400,000   Webster Capital Trust IV, 7.65% 06/15/37 ..........................................        910,000(1)
$  1,500,000   Wells Fargo Capital XV, 9.75% .....................................................      1,636,050
                                                                                                     ------------
                                                                                                       59,581,682
                                                                                                     ------------
               FINANCIAL SERVICES -- 0.8%
$    250,000   Ameriprise Financial, Inc., 7.518% 06/01/66 .......................................        234,375(1)
$    500,000   General Electric Capital Corporation, 6.375% 11/15/67 .............................        448,125
      18,900   HSBC Finance Corporation, 6.36% Pfd. ..............................................        438,244*
               Lehman Brothers Holdings, Inc.:
      45,800      5.67% Pfd., Series D ...........................................................         21,755*++
       9,500      5.94% Pfd., Series C ...........................................................          4,275*++
      25,000      6.50% Pfd., Series F ...........................................................          3,813*++
      13,400      7.95% Pfd.                                                                                1,836*++
                                                                                                     ------------
                                                                                                        1,152,423
                                                                                                     ------------
               INSURANCE -- 19.9%
$  1,241,000   Ace Capital Trust II, 9.70% 04/01/30 ..............................................      1,442,506(1)(2)
               Arch Capital Group Ltd.:
      14,400      7.875% Pfd., Series B ..........................................................        360,900**(1)(2)
      20,000      8.00% Pfd., Series A ...........................................................        506,250**(1)(2)
               AXA SA:
$  1,000,000      6.379%, 144A**** ...............................................................        807,500**(1)(2)
$  3,500,000      6.463%, 144A**** ...............................................................      2,791,250**(1)(2)
      29,700   Axis Capital Holdings, 7.50% Pfd., Series B .......................................      2,543,062(1)(2)
      90,000   Delphi Financial Group, 7.376% Pfd. 05/15/37 ......................................      1,805,625(1)
$  3,750,000   Everest Re Holdings, 6.60% 05/15/37 ...............................................      3,018,750(1)
               Liberty Mutual Group:
$    800,000      7.80% 03/15/37, 144A**** .......................................................        692,000(1)
$  4,500,000      10.75% 06/15/58, 144A**** ......................................................      4,905,000(1)
$    527,000   MetLife Capital Trust IV, 7.875% 12/15/37, 144A**** ...............................        521,730(1)
$  2,133,000   MetLife Capital Trust X, 9.25% 04/08/38, 144A**** .................................      2,388,960(1)
$  1,000,000   MetLife, Inc., 10.75% 08/01/39 ....................................................      1,235,322(1)
               Principal Financial Group:
       5,000      5.563% Pfd., Series A ..........................................................        411,250*
     100,000      6.518% Pfd., Series B ..........................................................      2,261,250*(1)

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                             VALUE
------------                                                                                         ------------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
               Renaissancere Holdings Ltd.:
      80,850      6.08% Pfd., Series C ...........................................................   $  1,665,510**(1)(2)
       8,000      7.30% Pfd., Series B ...........................................................        195,620**(1)(2)
     115,500   Scottish Re Group Ltd., 7.25% Pfd. ................................................        677,119**(2)+
$  1,060,000   USF&G Capital, 8.312% 07/01/46, 144A**** ..........................................      1,098,109(1)
$  1,700,000   XL Capital Ltd., 6.50%, Series E ..................................................      1,349,460(1)(2)
                                                                                                     ------------
                                                                                                       30,677,173
                                                                                                     ------------
               UTILITIES -- 25.7%
       6,579   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 .........................        643,303*(1)
$    750,000   Dominion Resources Capital Trust I, 7.83% 12/01/27 ................................        776,548
               Dominion Resources, Inc.:
$  3,000,000      7.50% ..........................................................................      2,973,711(1)
      75,000      8.375% Pfd., Series A ..........................................................      2,133,750(1)
      40,000   Entergy Arkansas, Inc., 6.45% Pfd. ................................................        891,252*
      80,000   Entergy Mississippi, Inc., 6.25% Pfd. .............................................      1,705,000*
               FPL Group Capital, Inc.:
$  2,000,000      6.65% 06/15/67 .................................................................      1,862,612(1)
$  1,000,000      7.30% 09/01/67, Series D .......................................................        993,912(1)
               Georgia Power Company:
       1,455      6.125% Pfd. ....................................................................         36,553*
       5,000      6.50% Pfd., Series 2007A .......................................................        505,938*(1)
               Gulf Power Company:
      16,500      6.00% Pfd., Series 1 ...........................................................      1,546,537*(1)
      13,000      6.45% Pfd., Series 2007A .......................................................      1,286,199*(1)
      30,500   Indianapolis Power & Light Company, 5.65% Pfd. ....................................      2,644,923*(1)
     120,100   Interstate Power & Light Company, 8.375% Pfd., Series B ...........................      3,490,406*(1)
               Pacific Enterprises:
      15,935      $4.50 Pfd. .....................................................................      1,251,894*(1)
       8,935      $4.75 Pfd., Series 53 ..........................................................        742,320*(1)
$  1,500,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D ...........................      1,411,030(1)
$  4,500,000   Puget Sound Energy, Inc., 6.974% 06/01/67 .........................................      4,010,166(1)
      40,000   Southern California Edison, 6.00% Pfd., Series C ..................................      3,645,000*(1)
$  4,000,000   Southern Union Company, 7.20% 11/01/66 ............................................      3,610,000(1)
$    750,000   TXU Electric Capital V, 8.175% 01/30/37 ...........................................        228,750
      10,156   Union Electric Company, $7.64 Pfd. ................................................      1,017,504*(1)

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                             VALUE
------------                                                                                         ------------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
$  2,000,000   Wisconsin Energy Corporation, 6.25% 05/15/67 ......................................   $  1,847,612(1)
       5,900   Xcel Energy, Inc., $4.08 Pfd., Series B ...........................................        430,405*(1)
                                                                                                     ------------
                                                                                                       39,685,325
                                                                                                     ------------
               ENERGY -- 7.0%
$  4,200,000   Enbridge Energy Partners LP, 8.05% 10/01/37 .......................................      4,153,372(1)
               Enterprise Products Partners:
$    750,000      7.00% 06/01/67 .................................................................        680,930
$    500,000      7.034% 01/15/68 ................................................................        474,449(1)
$  2,500,000      8.375% 08/01/66, Series A ......................................................      2,531,225(1)
       3,000   Kinder Morgan GP, Inc., 8.33% Pfd., 144A**** ......................................      3,003,000*
                                                                                                     ------------
                                                                                                       10,842,976
                                                                                                     ------------
               MISCELLANEOUS INDUSTRIES -- 1.6%
      35,000   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ...............................      2,540,783*(1)
                                                                                                     ------------
                                                                                                        2,540,783
                                                                                                     ------------
               TOTAL PREFERRED SECURITIES
                  (Cost $145,272,633) ............................................................    144,480,362
                                                                                                     ------------
CORPORATE DEBT SECURITIES -- 3.2%
               FINANCIAL SERVICES -- 0.2%
      10,000   Ameriprise Financial, Inc., 7.75% 06/15/39 ........................................        259,225(1)
                                                                                                     ------------
                                                                                                          259,225
                                                                                                     ------------
               INSURANCE -- 2.4%
$  2,050,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** ...............................      1,802,100(1)
$  2,000,000   UnumProvident Corporation, 7.25% 03/15/28, Senior Notes ...........................      1,902,702(1)
                                                                                                     ------------
                                                                                                        3,704,802
                                                                                                     ------------
               UTILITIES -- 0.3%
      15,000   Entergy Texas, Inc., 7.875% 06/01/39 ..............................................        425,250
                                                                                                     ------------
                                                                                                          425,250
                                                                                                     ------------

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                              VALUE
------------                                                                                          ------------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               REAL ESTATE INVESTMENT TRUST (REIT) -- 0.3%
$    500,000   Duke Realty LP, 8.25% 08/15/19 ...........................................             $    549,347
                                                                                                      ------------
                                                                                                           549,347
                                                                                                      ------------
               TOTAL CORPORATE DEBT SECURITIES
                  (Cost $4,199,306) .....................................................                4,938,624
                                                                                                      ------------
MONEY MARKET FUND -- 2.9%
   4,407,490   BlackRock Provident Institutional, T-Fund ................................                4,407,490
                                                                                                      ------------
               TOTAL MONEY MARKET FUND
                  (Cost $4,407,490) .....................................................                4,407,490
                                                                                                      ------------
TOTAL INVESTMENTS (Cost $153,879,429***) ................................................    99.7%     153,826,476
                                                                                            -----     ------------
OTHER ASSETS AND LIABILITIES (Net) ......................................................     0.3%         458,974
                                                                                            -----     ------------
NET ASSETS BEFORE LOAN ..................................................................   100.0%+++ $154,285,450
                                                                                            -----     ------------
LOAN PRINCIPAL BALANCE ..................................................................              (50,900,000)
                                                                                                      ------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ..............................................             $103,385,450
                                                                                                      ============

----------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**   Securities distributing Qualified Dividend Income only.

***  Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2010, these securities amounted to $27,688,833 or 17.9% of net assets before loan. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1) All or a portion of this security is pledged as collateral for the Fund's loan. The total value of such securities was $114,227,048 at February 28, 2010.

(2)  Foreign Issuer.

+    Non-income producing.

++ The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.

+++ The percentage shown for each investment category is the total value of that category as a percentage of net assets before the loan.

ABBREVIATIONS:

PFD. -- Preferred Securities
PVT. -- Private Placement Securities
REIT -- Real Estate Investment Trust
STRIPES -- Structured Residual Interest Preferred Enhanced Securities

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2009 THROUGH FEBRUARY 28, 2010 (UNAUDITED)

                                                                                      VALUE
                                                                                  ------------
OPERATIONS:
   Net investment income ......................................................   $  2,429,077
   Net realized gain/(loss) on investments sold during the period .............     (1,861,032)
   Change in net unrealized appreciation/depreciation of investments ..........      9,926,261
   Distributions to APS* Shareholders from net investment income,
      including changes in accumulated undeclared distributions ...............        (73,485)
                                                                                  ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................     10,420,821
DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders(2) ..     (2,053,917)
                                                                                  ------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ...........................     (2,053,917)
                                                                                  ------------
NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
   FOR THE PERIOD .............................................................   $  8,366,904
                                                                                  ============
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period ........................................................   $ 95,018,546
   Net increase in net assets during the period ...............................      8,366,904
                                                                                  ------------
   End of period ..............................................................   $103,385,450
                                                                                  ============

----------
*    Auction Preferred Stock.

(1) These tables summarize the three months ended February 28, 2010 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2009.

(2)  May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2009 THROUGH FEBRUARY 28, 2010 (UNAUDITED) FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period .......................................   $       7.98
                                                                                  ------------
INVESTMENT OPERATIONS:
   Net investment income ......................................................           0.20
   Net realized and unrealized gain/(loss) on investments. ....................           0.68
DISTRIBUTIONS TO APS* SHAREHOLDERS:
   From net investment income .................................................          (0.01)
                                                                                  ------------
   Total from investment operations ...........................................           0.87
                                                                                  ------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income .................................................          (0.17)
                                                                                  ------------
   Total distributions to Common Stock Shareholders ...........................          (0.17)
                                                                                  ------------
   Net asset value, end of period .............................................   $       8.68
                                                                                  ============
   Market value, end of period ................................................   $       8.86
                                                                                  ============
   Common Stock shares outstanding, end of period .............................     11,906,765
                                                                                  ============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ .....................................................           9.80%**
   Net investment income, including payments to APS Shareholders+ .............           9.50%**
   Operating expenses including interest expense. .............................           2.38%**
   Operating expenses excluding interest expense ..............................           1.71%**
SUPPLEMENTAL DATA:++
   Portfolio turnover rate ....................................................              6%***
   Net assets before loan, end of period (in 000's) ...........................   $    154,285
   Ratio of operating expenses including interest expense(2) to net assets
      before loan and APS. ....................................................           1.60%**
   Ratio of operating expenses excluding interest expense(2) to net assets
      before loan and APS. ....................................................           1.16%**

----------
(1) These tables summarize the three months ended February 28, 2010 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2009.

(2)  Does not include distributions to APS Shareholders.

*    Auction Preferred Stock.

**   Annualized.

***  Not Annualized.

+ The net investment income ratios reflect income net of operating expenses, including interest expense.

++ Information presented under heading Supplemental Data includes APS and loan principal balance.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)

                             TOTAL                   NYSE      DIVIDEND
                           DIVIDENDS   NET ASSET   CLOSING   REINVESTMENT
                              PAID       VALUE      PRICE      PRICE(1)
                           ---------   ---------   -------   ------------
December 31, 2009 ......    $0.0575      $8.39      $8.27        $8.36
January 29, 2010 .......     0.0575       8.57       8.33         8.43
February 26, 2010 ......     0.0575       8.68       8.86         8.68

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At February 28, 2010 the aggregate cost of securities for federal income tax purposes was $153,751,270, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $17,550,660 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $17,475,454.

2.   ADDITIONAL ACCOUNTING STANDARDS

     FAIR VALUE MEASUREMENT: The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of February 28, 2010 is as follows:

                                  TOTAL                      LEVEL 2        LEVEL 3
                                VALUE AT       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                FEBRUARY        QUOTED      OBSERVABLE   UNOBSERVABLE
                                28, 2010        PRICE         INPUTS        INPUTS
                              ------------   -----------   -----------   ------------
Preferred Securities
   Banking                    $ 59,581,682   $37,674,450   $21,876,362      $30,870
   Financial Services            1,152,423       886,369       266,054           --
   Insurance                    30,677,173    11,618,286    19,058,887           --
   Utilities                    39,685,325     8,634,420    31,050,905           --
   Energy                       10,842,976            --    10,842,976           --
   Miscellaneous Industries      2,540,783            --     2,540,783           --
Corporate Debt Securities        4,938,624       684,475     4,254,149           --
Money Market Fund                4,407,490     4,407,490            --           --
                              ------------   -----------   -----------      -------
Total Investments             $153,826,476   $63,905,490   $89,890,116      $30,870
                              ============   ===========   ===========      =======

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                          PREFERRED SECURITIES
                                                                          --------------------
                                                      TOTAL INVESTMENTS          BANKING
                                                      -----------------   --------------------
BALANCE AS OF 11/30/09 ............................        $ 24,750              $ 24,750
Accrued discounts/premiums ........................              --                    --
Realized gain/(loss) ..............................              --                    --
Change in unrealized appreciation/(depreciation) ..           6,120                 6,120
Net purchases/(sales) .............................              --                    --
Transfer in and/or out of Level 3 .................              --                    --
                                                           --------              --------
BALANCE AS OF 2/28/10 .............................        $ 30,870              $ 30,870


     For the period ended February 28, 2010, total change in unrealized gain/(loss) on Level 3 securities still held at period end and included in the change in net assets was $6,120.

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

DIRECTORS

   Donald F. Crumrine, CFA
      Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick, CFA
      Chief Financial Officer,
      Vice President and Treasurer
   Chad C. Conwell
      Chief Compliance Officer,
      Vice President and Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary

INVESTMENT ADVISER

   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND?

     -    If your shares are held in a Brokerage Account, contact your Broker.

     - If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --

          PNC Global Investment Servicing (U.S.) Inc.
          P.O. Box 43027
          Providence, RI 02940-3027
          1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.


                                                      (FLAHERTY & CRUMRINE LOGO)
                                                      Flaherty & Crumrine
                                                      PREFERRED INCOME
                                                      OPPORTUNITY FUND

                                Quarterly Report

                               February 28, 2010

                             www.preferredincome.com